UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2013

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
January 31, 2013 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Automobiles & Components--1.1%
Delphi Automotive	73,730	a	2,850,402
Johnson Controls	102,060		3,173,045
			6,023,447
Banks--3.8%
Comerica	88,590		3,043,952
Fifth Third Bancorp	292,240		4,760,590
U.S. Bancorp	184,310		6,100,661
Wells Fargo & Co.	216,700		7,547,661
			21,452,864
Capital Goods--8.4%
Cummins	78,590		9,024,490
Danaher	75,990		4,554,081
Eaton	172,360		9,815,902
Fluor	66,290		4,297,581
General Electric	472,060		10,517,497
Honeywell International	76,340		5,209,442
Precision Castparts	26,290		4,821,586
			48,240,579
Commercial & Professional Services--.3%
Pitney Bowes	135,356	b	1,950,480
Consumer Durables & Apparel--2.1%
Newell Rubbermaid	237,760		5,582,605
PVH	28,200		3,352,134
Under Armour, Cl. A	57,030	a,b	2,901,116
			11,835,855
Consumer Services--2.5%
Carnival	134,740		5,217,133
Las Vegas Sands	51,870		2,865,817
Royal Caribbean Cruises	65,270		2,362,774
Starbucks	70,420		3,951,970
			14,397,694
Diversified Financials--10.3%

Ameriprise Financial	84,210		5,584,807
Bank of America	403,950		4,572,714
Capital One Financial	56,110		3,160,115
Citigroup	157,760		6,651,162
Discover Financial Services	50,490		1,938,311
Franklin Resources	9,950		1,361,956
Goldman Sachs Group	23,873		3,529,862
IntercontinentalExchange	15,880	a,b	2,203,350
Invesco	49,790		1,356,777
JPMorgan Chase & Co.	282,315		13,282,921
Moody's	167,490		9,181,802
T. Rowe Price Group	44,500		3,179,525
TD Ameritrade Holding	153,430		2,975,008
			58,978,310
Energy--7.8%
BP, ADR	123,820		5,512,466
EOG Resources	42,690		5,335,396
Exxon Mobil	30,960		2,785,471
National Oilwell Varco	29,160		2,161,922
Occidental Petroleum	133,050		11,744,324
Phillips 66	28,890		1,749,867
Schlumberger	105,388		8,225,533
Valero Energy	160,570		7,021,726
			44,536,705
Food & Staples Retailing--2.7%
CVS Caremark	111,470		5,707,264
Wal-Mart Stores	75,700		5,295,215
Whole Foods Market	45,200		4,350,500
			15,352,979
Food, Beverage & Tobacco--6.6%
Coca-Cola Enterprises	193,560		6,749,437
ConAgra Foods	173,020		5,656,024
Kraft Foods Group	106,480		4,921,506
Mondelez International, Cl. A	76,030		2,112,874
PepsiCo	145,468		10,597,344
Philip Morris International	89,630		7,901,781
			37,938,966
Health Care Equipment & Services--2.0%
Baxter International	63,140		4,283,418

McKesson	66,310		6,977,801
			11,261,219
Insurance--1.9%
Arthur J. Gallagher & Co.	37,620		1,390,059
Berkshire Hathaway, Cl. B	25,150	a	2,437,789
MetLife	137,770		5,144,332
Travelers	20,660		1,620,984
			10,593,164
Materials--6.2%
Dow Chemical	43,070		1,386,854
Eastman Chemical	89,520		6,369,348
Freeport-McMoRan Copper & Gold	33,254		1,172,203
International Paper	99,760		4,132,059
LyondellBasell Industries, Cl. A	66,450		4,214,259
Martin Marietta Materials	58,530	b	5,778,667
Monsanto	55,780		5,653,303
Packaging Corp. of America	59,840		2,299,651
PPG Industries	30,910	b	4,261,562
			35,267,906
Media--5.8%
News Corp., Cl. A	242,260		6,720,292
Omnicom Group	80,250		4,355,970
Regal Entertainment Group, Cl. A	204,250	b	3,049,453
Time Warner	111,349		5,625,351
Viacom, Cl. B	138,510		8,359,079
Walt Disney	95,720		5,157,394
			33,267,539
Pharmaceuticals, Biotech & Life Sciences--8.9%
Alexion Pharmaceuticals	35,300	a	3,317,847
Allergan	28,180		2,959,182
Biogen Idec	20,090	a	3,135,647
Bristol-Myers Squibb	90,320		3,264,165
Celgene	29,510	a	2,920,310
Eli Lilly & Co.	51,870		2,784,900
Gilead Sciences	130,660	a	5,154,537
Illumina	60,960	a,b	3,086,405
Johnson & Johnson	27,348		2,021,564
Merck & Co.	82,790		3,580,668
Onyx Pharmaceuticals	25,800	a	2,000,016

Pfizer	398,210		10,863,169
Sanofi, ADR	88,180		4,292,602
Vertex Pharmaceuticals	36,120	a	1,617,454
			50,998,466
Retailing--4.7%
Amazon.com	17,530	a	4,654,215
Dick's Sporting Goods	34,540		1,643,759
Dollar General	38,160	a	1,763,755
Home Depot	104,100		6,966,372
Limited Brands	38,460		1,846,849
Macy's	37,610		1,485,971
Nordstrom	34,350		1,897,150
priceline.com	5,080	a	3,482,188
Urban Outfitters	67,480	a	2,887,469
			26,627,728
Semiconductors & Semiconductor Equipment--3.5%
Analog Devices	89,300		3,897,052
Broadcom, Cl. A	94,020		3,050,949
Texas Instruments	330,130		10,920,700
Xilinx	61,970		2,261,285
			20,129,986
Software & Services--9.3%
Accenture, Cl. A	32,870		2,363,024
Citrix Systems	34,090	a	2,494,024
Facebook, Cl. A	98,530		3,051,474
Google, Cl. A	13,836	a	10,455,727
Intuit	51,580		3,217,560
LinkedIn, Cl. A	24,260	a	3,003,145
MasterCard, Cl. A	8,770		4,546,368
Oracle	377,210		13,394,727
Paychex	69,600	b	2,271,048
Red Hat	53,270	a	2,959,681
salesforce.com	18,680	a	3,215,388
Teradata	28,270	a	1,884,478
			52,856,644
Technology Hardware & Equipment--6.9%
Apple	22,435		10,214,880
Cisco Systems	367,210		7,553,510
EMC	222,470	a	5,474,987

Juniper Networks	196,860	a	4,405,727
QUALCOMM	179,370		11,843,801
			39,492,905
Telecommunication Services--1.2%
Vodafone Group, ADR	51,690		1,412,171
Windstream	564,589	b	5,499,097
			6,911,268
Transportation--1.6%
FedEx	37,110		3,764,810
Union Pacific	42,770		5,622,544
			9,387,354
Utilities--.5%
NRG Energy	118,810		2,851,440
Total Common Stocks
(cost $469,572,337)			560,353,498

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,874,021)	7,874,021	[c]	7,874,021
Investment of Cash Collateral for
Securities Loaned--4.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,312,299)	23,312,299	[c]	23,312,299
Total Investments (cost $500,758,657)	103.6%		591,539,818
Liabilities, Less Cash and Receivables	(3.6%)		(20,536,732)
Net Assets	100.0%		571,003,086

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was $27,165,702 and the value of the collateral held by the fund was $27,399,655, consisting of cash collateral of $23,312,299 and U.S. Government &
Agency securities valued at $4,087,356.
c Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $90,781,161 of which $97,763,300 related to appreciated investment securities and $6,982,139 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	10.3
Software & Services	9.3
Pharmaceuticals, Biotech & Life Sciences	8.9
Capital Goods	8.4
Energy	7.8
Technology Hardware & Equipment	6.9
Food, Beverage & Tobacco	6.6
Materials	6.2
Media	5.8
Money Market Investments	5.5
Retailing	4.7
Banks	3.8
Semiconductors & Semiconductor Equipment	3.5
Food & Staples Retailing	2.7
Consumer Services	2.5
Consumer Durables & Apparel	2.1
Health Care Equipment & Services	2.0
Insurance	1.9
Transportation	1.6
Telecommunication Services	1.2
Automobiles & Components	1.1
Utilities	.5
Commercial & Professional Services	.3
103.6

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	549,136,259	-	-	549,136,259
Equity Securities - Foreign Common Stocks+	11,217,239	-	-	11,217,239
Mutual Funds	31,186,320	-	-	31,186,320

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)